CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income (loss) from continuing operations	$ (983)	$ 696	$ 12
Net income (loss) from discontinued operations	3,812	380	81
Net income (loss)	2,829	1,076	93
Adjusted for the following items:
Equity accounted earnings, net of distributions	18	3	(1)
Impairment expense, net	609	21	0
Depreciation and amortization expense	1,024	892	603
Gain on acquisitions/dispositions, net	(4,003)	0	0
Provisions and other items	(129)	81	81
Deferred income tax expense (recovery)	(144)	(493)	(45)
Remeasurement of exchangeable and class B shares	264	(836)	0
Changes in non-cash working capital, net	(330)	(563)	(113)
Cash from (used in) operating activities	138	181	618
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	2,578	8,994	484
Repayment of non-recourse borrowings in subsidiaries of the company	(3,052)	(1,364)	(296)
Proceeds from other financing	92	101	57
Repayment of other financing	(125)	(85)	(114)
Lease liability repayment	(107)	(96)	(94)
Capital provided by others who have interests in operating subsidiaries	1,185	2,218	0
Distributions to exchangeable shareholders	(18)	(14)	0
Proceeds received from loan with Brookfield Business Partners	201	955	0
Repayment and issuance of loans with Brookfield Business Partners	(1,641)	(536)	0
Distributions and capital paid to others who have interests in operating subsidiaries	(3,039)	(1,178)	(41)
Contributions from (distributions to) Brookfield Business Partners	0	(82)	18
Cash from (used in) financing activities	(3,926)	8,913	14
Acquisitions
Subsidiaries, net of cash acquired	0	(8,743)	(7)
Property, plant and equipment and intangible assets	(634)	(655)	(728)
Financial assets and other	(2)	(3)	0
Equity accounted investments	0	0	(2)
Dispositions
Subsidiaries, net of cash disposed	4,406	0	0
Property, plant and equipment and intangible assets	19	33	9
Financial assets and other	3	0	7
Equity accounted investments	7	0	0
Net settlement of derivative assets and liabilities	(13)	134	1
Restricted cash and deposits	1	4	242
Cash from (used in) investing activities	3,787	(9,230)	(478)
Cash and cash equivalents
Change during the period	(1)	(136)	154
Impact of foreign exchange	37	(22)	(37)
Balance, beginning of year	736	894	777
Balance, end of year	$ 772	$ 736	$ 894